Earnings (loss) per share (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Earnings Loss Per Share
Net income (loss) attributable to shareholders	$ 3,512	$ (2,022)
Weighted average number of common shares for purposes of basic EPS	276,477,860	254,983,579
Effect of dilutive stock options and warrants	1,221,178
Weighted average number of common shares for purposes of diluted EPS	277,699,038	254,983,579